Note 22 - Interest-Bearing Loans and Borrowings - Liabilities (Details) - BRL (R$) R$ in Millions	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Balance, non-current	R$ 862.1	R$ 1,231.9
Balance, current	1,560.6	1,321.1
Secured bank loans [member]
Statement Line Items [Line Items]
Balance, non-current	434.7	589.3
Balance, current	1,404.8	879.6
Unsecured bank loans [member]
Statement Line Items [Line Items]
Balance, non-current	212.3	413.7
Balance, current	86.6	394.3
Debentures and unsecured bond issues [member]
Statement Line Items [Line Items]
Balance, non-current	104.7	102.7
Other unsecured loans [member]
Statement Line Items [Line Items]
Balance, non-current	99.0	101.5
Balance, current	39.2	38.4
Financial leasing [member]
Statement Line Items [Line Items]
Balance, non-current	11.4	24.7
Balance, current	R$ 30.0	R$ 8.8